As filed with the Securities and Exchange Commission on November 23, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

Congress Large Cap Growth Fund
Schedule of Investments at September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.7%
	Automobiles & Components - 2.1%
18,100	Johnson Controls, Inc.	$552,050

	Capital Goods - 10.6%
8,100	3M Co.	702,351
10,600	Deere & Co.	739,668
12,300	Fastenal Co.	654,237
10,000	United Technologies Corp.	712,300
		2,808,556
	Consumer Services - 4.9%
9,700	McDonald's Corp.	722,747
22,800	Starbucks Corp.	583,224
		1,305,971
	Diversified Financials - 6.8%
2,300	CME Group, Inc.	599,035
16,200	JPMorgan Chase & Co.	616,734
11,400	T. Rowe Price Group, Inc.	570,741
		1,786,510
	Energy - 9.1%
9,000	Devon Energy Corp.	582,660
10,000	Exxon Mobil Corp.	617,900
8,000	Occidental Petroleum Corp.	626,400
9,400	Schlumberger Ltd.	579,134
		2,406,094
	Food & Staples Retailing - 2.5%
10,300	Costco Wholesale Corp.	664,247

	Food, Beverage & Tobacco - 9.6%
10,000	Coca Cola Co.	585,200
20,000	Dr Pepper Snapple Group, Inc.	710,400
10,000	The J.M. Smucker Co.	605,300
20,500	Kraft Foods, Inc. - Class A	632,630
		2,533,530
	Health Care Equipment & Services - 3.7%
9,000	Becton, Dickinson & Co.	666,900
1,100	Intuitive Surgical, Inc. *	312,114
		979,014
	Household & Personal Products - 2.5%
8,500	Colgate-Palmolive Co.	653,310

	Materials - 5.8%
9,300	Freeport-McMoRan Copper & Gold, Inc.	794,127
8,300	Praxair, Inc.	749,158
		1,543,285
	Media - 2.2%
17,900	Walt Disney Co.	592,669

	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
11,500	Celgene Corp. *	662,515
19,200	Gilead Sciences, Inc. *	683,712
		1,346,227
	Retailing - 4.9%
29,300	Lowe's Companies, Inc.	653,097
14,200	The TJX Companies, Inc.	633,746
		1,286,843
	Software & Services - 8.9%
17,200	Accenture Ltd.	730,828
5,000	Citrix Systems, Inc. *	341,200
4,900	International Business Machines Corp.	657,286
14,200	Intuit, Inc. *	622,102
		2,351,416

	Technology Hardware & Equipment - 13.7%
3,000	Apple, Inc. *	851,250
33,300	EMC Corp. *	676,323
13,700	Hewlett-Packard Co.	576,359
24,800	Juniper Networks, Inc. *	752,680
17,110	QUALCOMM, Inc.	772,003
		3,628,615
	Transportation - 5.3%
11,400	Canadian National Railway Co.	729,828
9,900	United Parcel Service, Inc.	660,231
		1,390,059
	TOTAL COMMON STOCKS
	(Cost $25,318,569)	25,828,396

	SHORT-TERM INVESTMENT - 2.3%
	Money Market Fund - 2.3%
594,511	Invesco Short-Term Prime Portfolio - Institutional, 0.152% (a)	594,511

	TOTAL SHORT-TERM INVESTMENT
	(Cost $594,511)	594,511
	TOTAL INVESTMENTS IN SECURITIES - 99.9%
	(Cost $25,913,080)	26,422,907
	Other Assets in Excess of Liabilities - 0.1%	12,317
	TOTAL NET ASSETS - 100.0%	26,435,224

*	Non-income producing security.
ADR	American Depository Receipt
(a)	7-day yield as of September 30, 2010

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

Cost of investments		$25,913,080
Gross unrealized appreciation		1,199,091
Gross unrealized depreciation		(689,264)
Net unrealized appreciation		$509,827

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Congress Large Cap Growth Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)
The Congress Large Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:
Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$25,828,396	$-	$-	$25,828,396

Short-Term Investment	594,511	-	-	594,511

Total Investments in Securities	$26,422,907	$-	$-	$26,422,907

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Robert M. Slotky
                                                   Robert M. Slotky, President

Date November 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert M. Slotky
                                                   Robert M. Slotky, President

Date  November 17, 2010

By (Signature and Title)*/s/ Patrick J. Rudnick
                                                  Patrick J. Rudnick, Treasurer

Date November 16, 2010

* Print the name and title of each signing officer under his or her signature.